UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Dryden Global Real
Estate Fund (f/k/a Strategic
Partners Real Estate Fund)

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2008

Date of reporting period:	9/30/2007

Item 1	–	Reports to Stockholders

(Formerly known as Strategic Partners Real Estate Fund)

SEPTEMBER 30, 2007	SEMIANNUAL REPORT

Dryden Global Real Estate Fund

FUND TYPE

Stock

OBJECTIVE

Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

November 15, 2007

Dear Shareholder:

We hope you find the semiannual report for the Dryden Global Real Estate Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of four leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors (PREI). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. PREI is a registered investment adviser and a unit of PIM.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Global Real Estate Fund

Dryden Global Real Estate Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Global Real Estate Fund is capital appreciation and income. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.30%; Class B, 2.00%; Class C, 2.00%; Class Z, 1.00%. Net operating expenses apply to: Class A, 1.25%; Class B, 2.00%; Class C, 2.00%; Class Z, 1.00%, after contractual reduction through 7/31/2008.

Cumulative Total Returns as of 9/30/07
	Six Months	One Year	Five Years	Since Inception[1]
Class A	–3.63%	14.06%	233.94%	274.14%
Class B	–3.97	13.25	221.52	248.56
Class C	–3.97	13.25	221.52	248.56
Class Z	–3.48	14.39	238.17	283.26
S&P 500 Index[2]	8.42	16.42	105.00	59.55
S&P Citigroup/BMI World Property Net Index[3]	–3.61	16.65	214.06	—
Dow Jones Wilshire REIT (TR) Index[4]	–8.08	3.80	168.97	245.32
Lipper Real Estate Funds Avg.[5]	–6.55	6.40	165.21	217.12

Average Annual Total Returns[6] as of 9/30/07
		One Year	Five Years	Since Inception[1]
Class A		7.79%	25.84%	14.37%
Class B		8.43	26.23	14.19
Class C		12.29	26.31	14.19
Class Z		14.39	27.59	15.35
S&P 500 Index[2]		16.42	15.44	5.09
S&P Citigroup/BMI World Property Net Index[3]		16.65	25.72	—
Dow Jones Wilshire REIT (TR) Index[4]		3.80	21.88	14.07
Lipper Real Estate Funds Avg.[5]		6.40	21.29	12.90

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are not subject to a front-end sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC, Lipper Inc., and Bloomberg. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date: 5/5/98.

2The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

3The S&P Citigroup/BMl World Property Net Index is a broad market index of more than 400 companies from 21 countries. Its inception date is 12/29/2000, later than the inception of the fund.

4The Dow Jones Wilshire REIT (TR) Index is an unmanaged, market capitalization weighted index comprised of publicly-traded REITs. Note: The Fund no longer utilizes the Dow Jones Wilshire REIT (TR) Index as the benchmark index utilized to measure the performance of the Fund. The Fund now utilizes the S&P Citigroup/BMI World Property Net Index as the benchmark index for purposes of measuring Fund performance.

5The Lipper Real Estate Funds Average (Lipper Average) is based on the average return for all funds in the Lipper Real Estate Funds category for the periods noted. Funds in the Lipper Average invest primarily in equity securities of domestic and foreign companies engaged in the real estate industry.

6The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The securities in the S&P 500 Index, S&P Citigroup/BMI World Property Net Index, and Dow Jones Wilshire REIT (TR) Index may be very different from those in the Fund. Their returns do not include the effect of the sales charges and operating expenses of a mutual fund and would be lower if they did.

Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, the Dow Jones Wilshire REIT (TR) Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Dryden Global Real Estate Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 9/30/07
Westfield Group, Retail Property	4.1%
Mitsubishi Estate Co. Ltd., Diversified	3.6
Simon Property Group, Inc., Retail Property	3.2
Sun Hung Kai Properties Ltd., Diversified	2.7
Mitsui Fudosan Co. Ltd., Diversified	2.5

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 9/30/07
Diversified	35.0%
Retail Property	24.5
Office Space	13.4
Residential	7.0
Industrial Property	5.9

Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on April 1, 2007, at the beginning of the period, and held through the six-month period ended September 30, 2007. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

Dryden Global Real Estate Fund	5

Fees and Expenses (continued)

the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Global Real Estate Fund		Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$963.70	1.25%	$6.14
	Hypothetical	$1,000.00	$1,018.75	1.25%	$6.31

Class B	Actual	$1,000.00	$960.30	2.00%	$9.80
	Hypothetical	$1,000.00	$1,015.00	2.00%	$10.08

Class C	Actual	$1,000.00	$960.30	2.00%	$9.80
	Hypothetical	$1,000.00	$1,015.00	2.00%	$10.08

Class Z	Actual	$1,000.00	$965.20	1.00%	$4.91
	Hypothetical	$1,000.00	$1,020.00	1.00%	$5.05

* Fund expenses (net of fee waivers or subsides, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2007, and divided by the 366 days in the Fund’s fiscal year ending March 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments

as of September 30, 2007 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 95.4%
COMMON STOCKS

Australia 11.0%
480,800	Babcock & Brown Japan Property Trust	$731,685
11,937	Centro Properties Group	78,068
1,703,857	DB RREEF Trust	3,038,957
67,803	Galileo Shopping America Trust	63,775
1,050,544	GPT Group	4,754,224
711,000	ING Office Fund	1,123,013
207,376	Lend Lease Corp. Ltd.	3,477,888
1,426,190	Macquarie DDR Trust	1,486,999
530,480	Macquarie Goodman Group	3,252,688
28,887	Macquarie Office Trust	40,116
379,393	Mirvac Group	1,834,768
1,250,000	Reckson New York Property Trust	1,081,459
768,790	Stockland	6,139,678
19,096	Stockland (New)(a)	150,979
569,449	Tishman Speyer Office Fund	1,111,662
872,779	Westfield Group	16,805,814

		45,171,773

Austria 0.5%
160,580	Immofinanz Immobilien Anlagen AG	2,003,558

Belgium 0.2%
4,891	Cofinimmo	865,230

Bermuda 0.3%
26,400	Orient-Express Hotels Ltd. (Class A Stock)	1,353,528

Brazil 1.7%
150,000	Agra Empreendimentos Imobiliarios SA(a)	1,210,311
70,000	Brascan Residential Properties SA	527,005
135,000	Cyrela Brazil Realty SA	1,808,102
115,000	Cyrela Commercial Properties SA Empreendimentos E Participacoes(a)	146,181
65,000	Gafisa SA	1,097,163
50,000	Inpar SA(a)	526,459
100,000	Multiplan Empreendimentos Imobiliarios SA(a)	1,240,044
56,000	Sao Carlos Empreendimentos e Participacoes SA(a)	657,152

		7,212,417

See Notes to Financial Statements.

Dryden Global Real Estate Fund	7

Schedule of Investments

as of September 30, 2007 (Unaudited) continued

Shares	Description	Value (Note 1)

Canada 1.3%
44,200	Boardwalk Real Estate Investment Trust	$2,104,127
23,100	Calloway Real Estate Investment Trust	575,729
85,489	H&R Real Estate Investment	2,045,582
25,700	Primaris Retail Real Estate Investment Trust	478,524

		5,203,962

Finland 0.6%
168,037	Sponda OYJ	2,336,210

France 3.7%
10,660	Fonciere des Regions	1,562,010
26,225	Fonciere Developpement Logements	789,042
57,194	Klepierre	3,280,975
37,970	Unibail-Rodamco	9,772,284

		15,404,311

Germany 0.6%
28,493	DIC Asset AG	1,009,641
39,957	IVG Immobilien AG	1,489,364

		2,499,005

Hong Kong 10.5%
629,776	Cheung Kong Holdings Ltd.	10,385,753
1,066,469	Hang Lung Properties Ltd.	4,774,098
558,794	Henderson Land Development Co. Ltd.	4,431,479
773,705	Hongkong Land Holdings Ltd.	3,497,146
547,614	Hysan Development Co. Ltd.	1,518,048
276,531	Kerry Properties Ltd.	2,123,645
1,340,165	Link (The), REIT	2,947,938
967,431	Sino Land Co.	2,406,802
661,935	Sun Hung Kai Properties Ltd.	11,154,510

		43,239,419

Italy 0.2%
853,557	Beni Stabili SpA	1,069,852

Japan 13.8%
53,042	Aeon Mall Co. Ltd.	1,620,837
228	Japan Prime Realty Investment Corp.	950,786
230	Japan Real Estate Investment Corp.	2,763,244
287	Japan Retail Fund Investment Corp.	2,498,585

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Japan (cont’d.)
79	Kenedix Realty Investment Corp.	$550,211
46,802	Leopalace21 Corp.	1,536,095
514,780	Mitsubishi Estate Co. Ltd.	14,744,493
377,339	Mitsui Fudosan Co. Ltd.	10,479,357
99	Mori Hills REIT Investment Corp.	827,406
29	Mori Trust Sogo Reit, Inc.	345,884
270	Nippon Building Fund, Inc.	3,925,478
130	Nippon Commercial Investment Corp.	564,750
182	Nomura Real Estate Office Fund, Inc.	1,901,362
874	NTT Urban Development Corp.	1,810,926
220	Orix JREIT, Inc.	1,501,589
194,952	Sumitomo Realty & Development Co. Ltd.	6,856,798
177,770	Tokyo Tatemono Co. Ltd.	2,267,297
120,000	Tokyu Land Corp.	1,204,544
45	Tokyu REIT, Inc.	438,776

		56,788,418

Netherlands 1.3%
6,183	Corio NV	528,115
43,442	Eurocommercial Properties NV	2,415,888
20,000	Nieuwe Steen Investments Funds NV	556,974
34,353	Vastned Offices/Industrial	1,086,007
5,786	Wereldhave NV	696,755

		5,283,739

Singapore 4.1%
470,000	Allgreen Properties Ltd.	607,472
1,019,089	Ascendas India Trust(a)	1,015,316
832,027	Cambridge Industrial Trust	464,882
711,017	CapitaLand Ltd.	3,900,901
600,673	CapitaMall Trust	1,576,994
363,058	City Developments Ltd.	3,959,300
600,651	Frasers Centrepoint Trust	630,775
224,356	Keppel Land Ltd.	1,253,554
569,182	Macquarie MEAG Prime REIT	467,453
972,656	Mapletree Logistics Trust	818,459
976,696	Suntec Real Estate Investment Trust	1,282,098
213,727	UOL Group Ltd.	748,152

		16,725,356

Sweden 1.5%
97,864	Hufvudstaden AB (Class A Stock)	1,055,469
147,709	Klovern AB	579,916

See Notes to Financial Statements.

Dryden Global Real Estate Fund	9

Schedule of Investments

as of September 30, 2007 (Unaudited) continued

Shares	Description	Value (Note 1)

Sweden (cont’d.)
154,409	Wallenstam Byggnads AB (Class B Stock)	$3,186,853
66,979	Wihlborgs Fastigheter AB	1,242,065

		6,064,303

Switzerland 0.7%
51,301	PSP Swiss Property AG(a)	2,723,128

United Kingdom 6.2%
250,364	British Land Co. PLC	6,003,491
258,278	Brixton PLC	1,914,257
74,220	Derwent London PLC	2,545,067
139,018	Great Portland Estates PLC	1,699,469
104,030	Hammerson PLC	2,494,540
232,936	Land Securities Group PLC	8,016,171
51,396	Liberty International PLC	1,199,829
147,102	Segro PLC	1,503,339

		25,376,163

United States 37.2%
27,000	Alexandria Real Estate Equities, Inc.	2,599,020
64,547	AMB Property Corp.	3,860,556
198,776	American Financial Realty Trust	1,600,147
35,653	Archstone-Smith Trust	2,144,171
44,474	AvalonBay Communities, Inc.	5,250,601
68,663	BioMed Realty Trust, Inc.	1,654,778
50,700	Boston Properties, Inc.	5,267,730
107,330	Brandywine Realty Trust	2,716,522
59,000	BRE Properties, Inc.	3,299,870
140,200	Brookfield Properties Corp.	3,481,566
53,920	Camden Property Trust	3,464,360
14,633	Capital Trust, Inc. (Class A Stock)	519,472
121,305	CBL & Associates Properties, Inc.	4,251,740
46,981	Centerline Holding Co.	721,158
25,700	Developers Diversified Realty Corp.	1,435,859
135,484	DiamondRock Hospitality Co.	2,358,776
18,657	Digital Realty Trust, Inc.	734,899
151,909	Douglas Emmett, Inc.	3,756,710
20,300	Entertainment Properties Trust	1,031,240
118,534	Equity Residential	5,021,100
85,950	Extra Space Storage, Inc.	1,322,771
89,119	First Potomac Realty Trust	1,942,794
121,239	General Growth Properties, Inc.	6,500,835
58,472	Highwoods Properties, Inc.	2,144,168

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

United States (cont’d.)
12,330	Hilton Hotels Corp.	$573,222
66,810	Home Properties, Inc.	3,486,146
143,043	Host Marriott Corp.	3,209,885
49,500	iStar Financial, Inc.	1,682,505
8,700	Kilroy Realty Corp.	527,481
117,290	Kimco Realty Corp.	5,302,681
41,465	Kite Realty Group Trust	779,542
10,800	LaSalle Hotel Properties	454,464
14,500	Macerich Co. (The)	1,269,910
47,814	Medical Properties Trust, Inc.	636,883
62,718	Morgans Hotel Group Co.(a)	1,364,117
72,000	Nationwide Health Properties, Inc.	2,169,360
46,542	Pennsylvania Real Estate Investment Trust	1,812,346
154,500	ProLogis	10,251,075
68,893	Public Storage, Inc.	5,418,435
60,125	Regency Centers Corp.	4,614,594
133,250	Simon Property Group, Inc.	13,325,000
41,908	SL Green Realty Corp.	4,893,597
29,879	Starwood Hotels & Resorts Worldwide, Inc.	1,815,149
17,400	Strategic Hotels & Resorts, Inc.	358,266
80,689	Sunrise Senior Living, Inc.(a)	2,853,970
95,742	Sunstone Hotel Investors, Inc.	2,454,825
15,811	Taubman Centers, Inc.	865,652
48,877	U-Store-It Trust	645,176
46,767	UDR, Inc.	1,137,373
88,890	Ventas, Inc.	3,680,046
81,960	Vornado Realty Trust	8,962,326
35,254	Weingarten Realty Investors	1,461,631

		153,086,500

	Total long-term investments (cost $345,306,903)	392,406,872

SHORT-TERM INVESTMENT 4.6%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
18,704,067	(cost $18,704,067)(b)	18,704,067

	Total Investments 100.0% (cost $364,010,970; Note 5)	411,110,939
	Other assets in excess of liabilities	87,616

	Net Assets 100%	$411,198,555

See Notes to Financial Statements.

Dryden Global Real Estate Fund	11

Schedule of Investments

as of September 30, 2007 (Unaudited) continued

The following abbreviation was used in portfolio descriptions:

REIT Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as September 30, 2007 were as follows:

Diversified	35.0%
Retail Property	24.5
Office Space	13.4
Residential	7.0
Industrial Property	5.9
Affiliated Money Market Mutual Fund	4.6
Hotel/Resort&Entertainment Property	3.3
Storage Property	1.8
Healthcare Property	1.6
Development Companies	1.2
Mortgage/Financial	0.7
Senior Housing	0.7
Specialty	0.3

100.0
Other assets in excess of liabilities	—

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

SEPTEMBER 30, 2007	SEMIANNUAL REPORT

Dryden Global Real Estate Fund

Statement of Assets and Liabilities

September 30, 2007 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $345,306,903)	$392,406,872
Affiliated investments (cost $18,704,067)	18,704,067
Receivable for Fund shares sold	3,010,898
Receivable for investments sold	2,796,685
Dividends receivable	1,261,201
Tax reclaim receivable	44,337
Prepaid expenses	5,859

Total assets	418,229,919

Liabilities
Payable for investments purchased	2,915,215
Payable for Fund shares reacquired	1,910,260
Foreign currency, at value (cost $1,622,531)	1,669,987
Management fee payable	239,761
Payable to custodian	157,599
Distribution fee payable	118,433
Transfer Agent fee payable	14,106
Accrued Expenses	4,491
Deferred Trustees’ fees	1,512

Total liabilities	7,031,364

Net Assets	$411,198,555

Net assets were comprised of:
Shares of beneficial interest, at par	$15,995
Paid-in capital in excess of par	368,386,359

368,402,354
Undistributed net investment income	3,531,805
Accumulated net realized loss on investments and foreign currency transactions	(7,814,072)
Net unrealized appreciation on investments and foreign currencies	47,078,468

Net assets, September 30, 2007	$411,198,555

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($242,468,330 ÷ 9,416,265 shares of beneficial interest issued and outstanding)	$25.75
Maximum sales charge (5.5% of offering price)	1.50

Maximum offering price to public	$27.25

Class B:
Net asset value, offering price and redemption price per share ($31,437,527 ÷ 1,233,545 shares of beneficial interest issued and outstanding)	$25.49

Class C:
Net asset value, offering price and redemption price per share ($59,700,476 ÷ 2,342,725 shares of beneficial interest issued and outstanding)	$25.48

Class Z:
Net asset value, offering price and redemption price per share ($77,592,222 ÷ 3,002,630 shares of beneficial interest issued and outstanding)	$25.84

See Notes to Financial Statements.

Dryden Global Real Estate Fund	15

Statement of Operations

Six Months Ended September 30, 2007 (Unaudited)

Investment Income
Dividends (net of $359,686 foreign withholding tax)	$6,051,477
Affiliated dividends	311,380

6,362,857

Expenses
Management fee	1,484,515
Distribution fee—Class A	313,201
Distribution fee—Class B	162,056
Distribution fee—Class C	275,774
Transfer agent’s fees and expenses (including affiliated expenses of $127,000)	272,000
Custodian’s fees and expenses	82,000
Registration fees	42,000
Reports to shareholders	30,000
Loan interest expense (Note 8)	25,082
Legal fees and expenses	17,000
Audit fee	11,000
Trustees’ fees	7,000
Miscellaneous	10,659

Total expenses	2,732,287

Net investment income	3,630,570

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized loss on:
Investment transactions	(8,608,381)
Foreign currency transactions	(319,765)

(8,928,146)

Net change in unrealized appreciation (depreciation) on:
Investments	(10,778,638)
Foreign currencies	(26,861)

(10,805,499)

Net loss on investments and foreign currencies	(19,733,645)

Net Decrease In Net Assets Resulting From Operations	$(16,103,075)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended September 30, 2007	Year Ended March 31, 2007
Increase (Decrease) In Net Assets
Operations
Net investment income	$3,630,570	$3,276,499
Net realized gain (loss) on investments and foreign currency transactions	(8,928,146)	67,848,442
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(10,805,499)	(1,501,390)

Net increase (decrease) in net assets resulting from operations	(16,103,075)	69,623,551

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	—	(2,694,807)
Class B	—	(228,029)
Class C	—	(284,235)
Class Z	—	(605,200)

	—	(3,812,271)

Distributions from net realized gains
Class A	(40,040,567)	(61,137)
Class B	(4,998,268)	(8,183)
Class C	(7,829,669)	(11,392)
Class Z	(6,869,419)	(11,458)

	(59,737,923)	(92,170)

Fund share transactions (Net of share conversions) (Note 6):
Net proceeds from shares sold	169,728,966	219,488,440
Net asset value of shares issued in reinvestment of dividends and distributions	49,585,666	3,336,408
Cost of shares reacquired	(122,644,741)	(83,071,053)

Net increase in net assets from fund share transactions	96,669,891	139,753,795

Total increase in net assets	20,828,893	205,472,905

Net Assets
Beginning of period	390,369,662	184,896,757

End of period(a)	$411,198,555	$390,369,662

(a) Includes undistributed net investment income of:	$3,531,805	$—

See Notes to Financial Statements.

Dryden Global Real Estate Fund	17

Notes to Financial Statements

(Unaudited)

Dryden Global Real Estate Fund (the “Fund”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end, management investment company. The Fund was established as a Delaware business trust on October 24, 1997. The Fund commenced investment operations on May 5, 1998. The investment objective of the Fund is high current income and long-term growth of capital. It seeks to achieve this objective by investing primarily in equity securities of real estate companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair

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valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of September 30, 2007, there were no securities valued in accordance with such procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Dryden Global Real Estate Fund	19

Notes to Financial Statements

(Unaudited) continued

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains or losses from investments and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. The Fund invests in real estate investment trusts (“REITS”), which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be capital gain and a portion is estimated to be return of capital and is recorded as a reduction of their cost. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences

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relating to income and gains are reclassified amongst undistributed net investment income; accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement Prudential Real Estate Investors (“PREI”) which is a business unit of Prudential Investment Management (“PIM”). The subadvisory agreement provides that each subadviser furnishes investment advisory services in connection with the management of the Fund. In connection there with, each subadviser is obligated to keep certain books and records of the Fund. PI pays for the services of the subadvisers, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of the Fund’s average daily net assets. The effective management fee rate was .75 of 1% for the six months ended September 30, 2007.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Dryden Global Real Estate Fund	21

Notes to Financial Statements

(Unaudited) continued

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended September 30, 2007, PIMS has contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received approximately $958,800 in front-end sales charges resulting from sales of Class A during the six months ended September 30, 2007. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that it has received approximately $3,500, $98,400 and $20,100 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively, during the six months ended September 30, 2007.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended September 30, 2007, the Fund incurred approximately $108,900 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portion of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

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Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended September 30, 2007 were $179,191,195 and $155,716,242, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$368,979,037	$54,565,393	$(12,433,491)	$42,131,902

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and investments in Passive Foreign Investment Companies.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are not subject to an initial sales charge and the CDSC for Class C shares will be 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There is an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

Dryden Global Real Estate Fund	23

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2007:
Shares sold	2,998,042	$81,852,535
Shares issued in reinvestment of dividends	1,333,173	35,169,114
Shares reacquired	(3,450,116)	(89,400,987)

Net increase in shares outstanding before conversion	881,099	27,620,662
Shares issued upon conversion from Class B	39,873	1,004,950

Net increase in shares outstanding	920,972	$28,625,612

Year ended March 31, 2007:
Shares sold	5,599,356	$155,010,533
Shares issued in reinvestment of dividends	91,582	2,441,210
Shares reacquired	(2,119,145)	(58,529,197)

Net increase in shares outstanding before conversion	3,571,793	98,922,546
Shares issued upon conversion from Class B	81,312	2,211,970

Net increase in shares outstanding	3,653,105	$101,134,516

Class B
Six months ended September 30, 2007:
Shares sold	321,919	$8,713,089
Shares issued in reinvestment of dividends	161,815	4,236,305
Shares reacquired	(269,434)	(6,808,824)

Net increase in shares outstanding before conversion	214,300	6,140,570
Shares issued upon conversion into Class A	(40,233)	(1,004,950)

Net increase in shares outstanding	174,067	$5,135,620

Year ended March 31, 2007:
Shares sold	453,442	$12,564,854
Shares issued in reinvestment of dividends	7,419	196,420
Shares reacquired	(210,179)	(5,719,732)

Net decrease in shares outstanding before conversion	250,682	7,041,542
Shares issued upon conversion into Class A	(81,721)	(2,211,970)

Net decrease in shares outstanding	168,961	$4,829,572

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Class C	Shares	Amount
Six months ended September 30, 2007:
Shares sold	1,078,231	$28,562,466
Shares issued in reinvestment of dividends	171,627	4,493,190
Shares reacquired	(516,300)	(13,064,771)

Net increase in shares outstanding	733,558	$19,990,885

Year ended March 31, 2007:
Shares sold	920,622	$25,528,210
Shares issued in reinvestment of dividends	6,315	167,887
Shares reacquired	(220,295)	(6,118,217)

Net increase in shares outstanding	706,642	$19,577,880

Class Z
Six months ended September 30, 2007:
Shares sold	1,953,796	$50,600,876
Shares issued in reinvestment of dividends	215,012	5,687,057
Shares reacquired	(529,146)	(13,370,159)

Net increase in shares outstanding	1,639,662	$42,917,774

Year ended March 31, 2007:
Shares sold	1,000,979	$26,384,843
Shares issued in reinvestment of dividends	19,923	530,891
Shares reacquired	(436,835)	(12,703,907)

Net increase in shares outstanding	584,067	$14,211,827

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .06 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 24, 2008. For the period from October 27, 2006 through October 26, 2007, the Funds paid a commitment fee of .07 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund utilized the line of credit during the fiscal period ended September 30, 2007 as follows:

Portfolio	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Outstanding Borrowings at September 30, 2007
Dryden Global Real Estate Fund	$9,285,882	5.72%	17	—

Dryden Global Real Estate Fund	25

Notes to Financial Statements

(Unaudited) continued

Note 8. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjusted at a later date based on factors including, but not limited to, further implementation guidance expected from FASB and on-going analysis of tax laws, regulations and interpretations thereof.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

SEPTEMBER 30, 2007	SEMIANNUAL REPORT

Dryden Global Real Estate Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended September 30, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$31.19

Income from investment operations
Net investment income	0.26
Net realized and unrealized gains (losses) on investments transactions	(1.29)

Total from investment operations	(1.03)

Less Dividends:
Dividends from net investment income	—
Distributions from net realized gains from investments	(4.41)

Total dividends	(4.41)

Net asset value, end of period	$25.75

Total Return(a)	(3.63%)
Ratios/Supplemental Data:
Net assets, end of period (000)	$242,468
Average net assets (000)	$250,560
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.25	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.00	%(d)
Net investment income	2.19	%(d)
Portfolio turnover rate	40	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Based on average shares outstanding during the period.
(c)	The Distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets for the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended March 31,
2007(b)	2006(b)	2005	2004	2003(b)

$24.96	$17.89	$15.71	$9.84	$9.97

0.38	0.35	0.26	0.16	0.29
6.30	7.00	2.14	5.93	(0.08)

6.68	7.35	2.40	6.09	0.21

(0.44)	(0.28)	(0.22)	(0.22)	(0.34)
(0.01)	—	—	—	—

(0.45)	(0.28)	(0.22)	(0.22)	(0.34)

$31.19	$24.96	$17.89	$15.71	$9.84

27.09%	41.50%	15.37%	62.79%	2.27%

$264,980	$120,881	$37,686	$25,954	$11,073
$176,407	$74,239	$28,961	$15,886	$11,248

1.22%	1.40%	1.53%	1.58%	1.79%
0.97%	1.15%	1.28%	1.33%	1.54%
1.58%	1.58%	1.71%	1.53%	2.97%

121%	35%	48%	65%	92%

See Notes to Financial Statements.

Dryden Global Real Estate Fund	29

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended September 30, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$31.02

Income from investment operations
Net Investment income	0.16
Net realized and unrealized gains (losses) on investments transactions	(1.28)

Total from investment operations	(1.12)

Less Dividends:
Dividends from net investment income	—
Distributions from net realized gains from investments	(4.41)

Total dividends	(4.41)

Net asset value, end of period	$25.49

Total Return(a)	(3.97%)
Ratios/Supplemental Data:
Net assets, end of period (000)	$31,438
Average net assets (000)	$32,411
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.00	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.00	%(c)
Net investment income	2.21	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended March 31,
2007(b)	2006(b)	2005	2004	2003(b)

$24.84	$17.81	$15.65	$9.82	$9.95

0.18	0.18	0.16	0.12	0.22
6.25	6.99	2.11	5.86	(0.08)

6.43	7.17	2.27	5.98	0.14

(0.24)	(0.14)	(0.11)	(0.15)	(0.27)
(0.01)	—	—	—	—

(0.25)	(0.14)	(0.11)	(0.15)	(0.27)

$31.02	$24.84	$17.81	$15.65	$9.82

26.12%	40.38%	14.51%	61.62%	1.47%

$32,867	$22,117	$35,251	$35,961	$25,072
$25,925	$23,855	$33,968	$30,195	$26,955

1.97%	2.15%	2.28%	2.33%	2.54%
0.97%	1.15%	1.28%	1.33%	1.54%
1.66%	0.91%	0.99%	0.97%	2.20%

See Notes to Financial Statements.

Dryden Global Real Estate Fund	31

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended September 30, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$31.02

Income from investment operations
Net Investment income	0.16
Net realized and unrealized gains (losses) on investments transactions	(1.29)

Total from investment operations	(1.13)

Less Dividends:
Dividends from net investment income	—
Distributions from net realized gains from investments	(4.41)

Total dividends	(4.41)

Net asset value, end of period	$25.48

Total Return(a)	(3.97%)
Ratios/Supplemental Data:
Net assets, end of period (000)	$59,700
Average net assets (000)	$55,155
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.00	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.00	%(c)
Net investment income	2.23	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended March 31,
2007(b)	2006(b)	2005	2004	2003(b)

$24.84	$17.81	$15.65	$9.82	$9.95

0.16	0.18	0.16	0.12	0.22
6.27	6.99	2.11	5.86	(0.08)

6.43	7.17	2.27	5.98	0.14

(0.24)	(0.14)	(0.11)	(0.15)	(0.27)
(0.01)	—	—	—	—

(0.25)	(0.14)	(0.11)	(0.15)	(0.27)

$31.02	$24.84	$17.81	$15.65	$9.82

26.12%	40.38%	14.51%	61.62%	1.47%

$49,921	$22,415	$10,524	$6,852	$3,642
$32,840	$14,963	$7,973	$4,734	$3,891

1.97%	2.15%	2.28%	2.33%	2.54%
0.97%	1.15%	1.28%	1.33%	1.54%
1.58%	0.84%	0.95%	0.87%	2.24%

See Notes to Financial Statements.

Dryden Global Real Estate Fund	33

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended September 30, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$31.26

Income from investment operations
Net Investment income	0.29
Net realized and unrealized gains (losses) on investments transactions	(1.30)

Total from investment operations	(1.01)

Less Dividends:
Dividends from net investment income	—
Distributions from net realized gains from investments	(4.41)

Total dividends	(4.41)

Net asset value, end of period	$25.84

Total Return(a)	(3.48%)
Ratios/Supplemental Data:
Net assets, end of period (000)	$77,592
Average net assets (000)	$57,744
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.00	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.00	%(c)
Net investment income	2.25	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class Z
Year Ended March 31,
2007(b)	2006(b)	2005	2004	2003(b)

$25.01	$17.93	$15.75	$9.85	$9.98

0.47	0.41	0.31	0.18	0.31
6.29	7.00	2.13	5.96	(0.07)

6.76	7.41	2.44	6.14	0.24

(0.50)	(0.33)	(0.26)	(0.24)	(0.37)
(0.01)	—	—	—	—

(0.51)	(0.33)	(0.26)	(0.24)	(0.37)

$31.26	$25.01	$17.93	$15.75	$9.85

27.38%	41.80%	15.69%	63.21%	2.52%

$42,601	$19,484	$9,776	$7,506	$1,884
$33,458	$13,939	$7,784	$3,648	$1,722

0.97%	1.15%	1.28%	1.33%	1.54%
0.97%	1.15%	1.28%	1.33%	1.54%
1.68%	1.88%	1.98%	1.52%	3.17%

See Notes to Financial Statements.

Dryden Global Real Estate Fund	35

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of Dryden Global Real Estate Fund (the “Fund”) oversees the management of the Fund, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 6-7, 2007 and approved the renewal of the agreements through July 31, 2008, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three- and five-year periods ending December 31, 2006, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-7, 2007.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which provides subadvisory services to the Fund through its Prudential Real Estate Investors unit (“PREI”) pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Dryden Global Real Estate Fund

Approval of Advisory Agreements (continued)

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PREI. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PREI, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PREI, and also reviewed the qualifications, backgrounds and responsibilities of PREI’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s, PIM’s and PREI’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI, PIM and PREI. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PI, PIM and PREI. The Board noted that PREI and PIM are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PREI, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PREI under the management and subadvisory agreements.

Performance of Dryden Global Real Estate Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross and net performance (which reflects any subsidies, waivers or expense caps) in relation to its Peer Universe (the

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Lipper Retail and Institutional Real Estate Funds Performance Universe) was in the first quartile over the three- and five-year periods, and in the second quartile over the one-year period. The Board also noted that the Fund outperformed its benchmark index over the three- and five-year periods, though it underperformed its benchmark index during the one-year period. Further, the Board considered that the Fund recently changed its investment focus from U.S. real estate companies to global real estate securities. Because PREI assumed subadvisory responsibilities in January 2007, the Board observed that the Fund’s performance over longer time periods was not attributable to PREI. The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s contractual management fee, actual management fee (which reflects any subsidies, waivers or expense caps) and total expenses ranked in the Expense Group’s first quartile. The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size, performance and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Dryden Global Real Estate Fund

Approval of Advisory Agreements (continued)

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to the reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, brokerage commissions received by affiliates of PIM, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Prudential Real Estate Investors	8 Campus Drive Parsippany, NJ 07054

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Global Real Estate Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Global Real Estate Fund
Share Class	A	B	C	Z
NASDAQ	PURAX	PURBX	PURCX	PURZX
CUSIP	26244A108	26244A207	26244A306	26244A405

MF182E2    IFS-A140916    Ed. 11/2007

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

	(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

	(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

	(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Global Real Estate Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 26, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Chief Financial Officer

Date November 26, 2007

*	Print the name and title of each signing officer under his or her signature.